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Syntax Stratified U.S. Total Market Hedged ETF
Syntax Stratified U.S. Total Market Hedged ETF
OBJECTIVE

The Syntax Stratified U.S. Total Market Hedged ETF (the “Fund”) seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500® Index (the “1500”) over a full market cycle by investing in exchange-traded funds (“ETFs”) or underlying securities that provide Stratified WeightTM U.S. total equity market exposure to companies in the 1500 while seeking risk-managed growth via a defined risk hedging process.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Syntax Stratified U.S. Total Market Hedged ETF Syntax Stratified U.S. Total Market Hedged ETF
Management Fees	1.09%
Distribution and Service (12b-1) Fees	none
Acquired Fund Fees and Expenses	0.30%	[1]
Other Expenses	none	[2]
Total annual Fund operating expenses	1.39%
Fee Waiver/Expense Reimbursement	0.74%	[3]
Total annual Fund operating expenses after Fee Waiver/Expense Reimbursement	0.65%	[3]
[1]	The Fund may incur "Acquired Fund Fees and Expenses." The impact of Acquired Fund Fees and Expenses are included in the total returns of the Fund unless they are waived. The Adviser to the Fund has contractually agreed to reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to the Fund in other series of the Trust or funds advised or subadvised by the Equity Sub-Advisor or the Options Sub-Advisor, as each is defined below, through May 1, 2021. Acquired fund fees and expenses are based on estimates for the current fiscal year.
[2]	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.
[3]	Syntax Advisors, LLC (the "Advisor") has agreed to waive its fees to ensure that Total Annual Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (iv) expenses associated with shareholder meetings, (v) compensation and expenses of the Independent Trustees, (vi) compensation and expenses of the Trust's chief compliance officer and his or her staff, (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (viii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (ix) extraordinary expenses of the Fund) do not exceed 0.65%. The Advisor to the Fund has contractually agreed to reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses of the Advisor's underlying ETFs, if any, attributable to the Fund in other series of the Trust through May 1, 2021. The contractual waiver may be terminated only upon written agreement of the Trust and the Advisor. You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which may not be reflected in the Example Fee Table above. Subject to approval by the Fund's Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the day on which fees are waived or reimbursed, if, such repayment does not cause the Fund's expense ratio (after the repayment is taken into account) to exceed either: (i) the expense cap in place at the time such amounts were waived; or (ii) the current expense cap noted above. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees. If the Advisor decides to terminate the fee waiver agreement, it will provide written notice on the Fund's website at least 60 calendar days in advance of the termination date.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Only the Year 1 dollar amount shown below reflects the Advisor’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Year 1	Year 3
Syntax Stratified U.S. Total Market Hedged ETF | Syntax Stratified U.S. Total Market Hedged ETF | USD ($)	66	367

Portfolio Turnover:

The Fund (defined above) pays transaction costs, such as commissions, when it buys and sells securities (or “turn over” its portfolios). A higher portfolio turnover rate for the Fund may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Because the Fund has not yet commenced operations, portfolio turnover information is not yet available.

PRINCIPAL STRATEGIES

The Fund seeks Stratified Weight exposure to U.S. total market, principally through the securities in the 1500 through investments in ETFs or underlying securities. The Fund seeks to achieve its investment objective by investing in Syntax Stratified Weight ETFs (each a “Syntax Underlying Fund” and collectively, the “Syntax Underlying Funds” or “Underlying Funds”) or by investing in U.S. equity securities using the Stratified Weight methodology (“Securities”). The Fund will also invest in index options for risk management purposes and to seek to generate additional returns. The strategy used to select the Fund’s investments and its hedging strategy is called the Stratified Defined Risk Strategy.

Syntax’s Stratified Weight™ is designed to correct for business risk concentrations that regularly occur in cap-weighted indices and equal-weighted indices. Cap weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting can cause an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to of all the business opportunities of a benchmark. The methodology by which Syntax diversifies weight across these fixed groups is called Stratified Weight.

The targeted Underlying Funds and/or the Securities for the Stratified Weight equity strategy will comprise the Syntax® Stratified LargeCap ETF or Syntax® Stratified LargeCap II ETF, the Syntax® Stratified MidCap ETF, and the Syntax® Stratified SmallCap ETF, or portfolios of securities that hold comparable securities in comparable classes in a Stratified Weight methodology. The terms “LargeCap”, “MidCap”, and “SmallCap” refer to companies with relatively higher, more moderate, and lower market value, respectively.

The Syntax® Stratified LargeCap ETF (ticker: SSPY) reweights the constituents of the S&P 500® Index and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified LargeCap Index. The fund utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P 500. Its goal is to deliver a return that is representative of all the business opportunities in the reference index. By doing this, SSPY addresses the related business risk concentrations that occur in capitalization-weighted indices.

The Syntax® Stratified LargeCap ETF II (collectively with SSPY, “LargeCap”) (ticker: SPYS) is benchmarked to the S&P 500 Index and seeks to deliver risk-adjusted performance that meets or exceeds the risk-adjusted performance of the S&P 500 Index using an active strategy. The fund utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the business risks in large-cap U.S. securities.

The Syntax® Stratified MidCap ETF (ticker: SMDY) (“MidCap”) reweights the constituents of the S&P MidCap 400® Index and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified MidCap Index. The fund utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P MidCap 400 Index. Its goal is to deliver a return that is representative of all the business opportunities in the reference index. By doing this, SMDY addresses the related business risk concentrations that occur in capitalization-weighted indices.

The Syntax® Stratified SmallCap ETF (ticker: SSLY) (“SmallCap”) reweights the constituents of the S&P SmallCap 600® Index and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified SmallCap Index. The fund utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P SmallCap 600 Index. Its goal is to deliver a return that is representative of all the business opportunities in the reference index. By doing this, SSLY addresses the related business risk concentrations that occur in capitalization-weighted indices.

The Advisor may, from time to time, allocate to other Stratified Weight ETFs that use active and/or passive strategies as applied to comparable U.S. equity investment universes.

Please see the Additional Strategies Information section of the Fund’s prospectus for more information on the Syntax Stratified Weight methodology.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

LEVERAGING RISK: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests. Factors such as economic growth and market conditions, interest rate levels, epidemics and pandemics, and political events affect the US securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Additionally, the onset of an infectious respiratory disease called COVID-19, caused by a novel coronavirus known as SARS-CoV-2, was first identified in China in December 2019 and now has been detected globally. Among other things, COVID-19 has led to travel restrictions, closed international borders, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, shuttering of offices, universities, schools, cultural institutions and sporting events, and lower consumer demand, as well as general anxiety and uncertainty. The impact of COVID-19, and other infectious disease outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious diseases in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 spread may aggravate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

OPTIONS RISK: Purchased put options may expire worthless and may have imperfect correlation to the value of the Fund’s sector based investments. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

DERIVATIVES RISK: The Fund invests in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s or the Syntax Underlying Funds’ Prospectuses, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund or the Syntax Underlying Funds may change quickly and without warning and you may lose money.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

MANAGEMENT RISK: The Fund’s dependence on stratification and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results. As an active fund and pursuant to the trust’s custom basket rules, the Fund, at the Advisor’s discretion, may, from time to time, own its securities in exposures and weights that are not in their relative Stratified Weight exposures outlined in the Principal Strategy if the Advisor deems it in the interest of the Fund. During these periods, the performance of the Fund may deviate from what would be expected from the Stratified Weight exposures and may not produce the desired results. The Options Sub-Adviser’s dependence on its DRS process and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.

PASSIVE STRATEGY/INDEX RISK OF CERTAIN UNDERLYING FUNDS: The Fund may invest in Underlying Funds or Securities that are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies can be subject to more abrupt or erratic share price changes than larger, more established companies, are more vulnerable to adverse business and economic developments, and are more thinly traded relative to those of larger companies.

ACTIVE MANAGEMENT RISK: The Fund, as well as certain Underlying Funds, are actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful and the Funds may underperform their benchmark indices.

MARKET TRADING RISK: The Fund is a new Fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to Fund Shares trading at a premium or discount to net asset value (“NAV”).

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Advisor has engaged with Authorized Participants to seek to make a liquid, efficient market in the Fund, investors in the fund may incur fees and losses, including, but not limited to, upon taking an exit in a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

NEW FUND RISK: The Fund is a new Fund. As a new Fund, there can be no assurance that it will grow to or maintain an economically viable size, which may cause it to experience greater tracking error to the Index than it otherwise would at a higher asset level, nor can there be assurance regarding Fund performance; either factor may also cause the Fund to liquidate.

OPTIONS BASIS RISK: Purchasing exchange-traded put options based upon the S&P 500 Index to hedge against downward movements in the Underlying Funds or Securities creates the risk that the hedge may not be effective because the Underlying Funds or Securities contain more constituents and at different weightings than the S&P 500 Index. At times, the performance of the Underling Funds or Securities can and will differ from the S&P 500 Index upon which the options are based. The implementation of the Defined Risk Strategy also will involve additional purchases and sales of options based on indices other than the S&P 500, which also could create options basis risk.

CYBER SECURITY RISK: The Fund and Syntax Underlying Funds and their service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund and the Syntax Underlying Funds in many ways, including, but not limited to, disruption of the Fund’s or a Syntax Underlying Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s and Syntax Underlying Funds’ third-party service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund or the Syntax Underlying Funds invest may subject the Fund or the Syntax Underlying Funds to many of the same risks associated with direct cyber security breaches.

FUND PERFORMANCE

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information, which will be available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com, will provide some indication of the risks of investing in the Fund.